OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Schedule of composition of other current assets, grouped by major classifications

Composition of other current assets, grouped by major classifications, is as follows:

	March 31,	December 31,
	2021	2020
Prepaid income taxes	$1,023	$2,094
Prepaid expenses	8,494	5,980
Third party incentive receivables	7,239	—
Other	1,517	2,343
	$18,273	$10,417

	December 31,
	2020	2019
Prepaid income taxes	$2,094	$2,313
Prepaid expenses	5,980	5,655
Other	2,343	1,866
	$10,417	$9,834